Other financial assets (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Other Financial Assets - Current

Other financial assets - current consist of the following:

	As at March 31,
	2019		2019		2018
	(In millions)
Derivative financial instruments	US$	178.7	Rs.	12,355.4	Rs.	24,761.3
Loans to channel partners		12.8		885.2		188.4
Advances and other receivables recoverable in cash		383.8		26,543.0		24,020.8
Inter corporate deposits		0.3		23.1		3.2
Margin money with banks		21.6		1,495.8		417.1
Government grant receivables		72.3		5,003.1		4,114.0
Restricted bank deposits		52.9		3,652.3		4,938.8
Others		0.2		12.8		—

Total	US$	722.6	Rs.	49,970.7	Rs.	58,443.6

Summary of Other Financial Assets - Non-current

Other financial assets - non-current consist of the following:

	As at March 31,
	2019		2019		2018
	(In millions)
Derivative financial instruments	US$	131.8	Rs.	9,111.4	Rs.	28,469.0
Loans to channel partners		26.1		1,804.9		2,787.2
Advance and other receivables recoverable in cash		140.0		9,682.3		10,728.4
Margin money with banks		47.6		3,290.7		1,048.0
Government grants receivables		73.5		5,080.8		4,671.4
Loans to employees		3.8		262.9		280.6
Restricted deposits		10.9		751.1		690.6
Loans to joint arrangements		0.5		37.5		—
Others		30.9		2,144.4		1,917.6

Total	US$	465.1	Rs.	32,166.0	Rs.	50,592.8